Loans and borrowings (Details 1)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Other Working Capital Borrowings RUB [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	RUB	RUB
Borrowings, interest rate basis	[2]	Key rate + 253 bps to 276 bps
Other Working Capital Borrowings RUB [Member] | Bottom of range [member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, interest rate	[2]		9.87%
Other Working Capital Borrowings RUB [Member] | Top of range [member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, interest rate	[2]		10.40%
Other Working Capital Borrowings MXN [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	MXN	MXN
Borrowings, interest rate basis	[2]	TIIE + 1.35%	TIIE + 1.15%
Other Working Capital Borrowings INR [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	INR	INR
Borrowings, interest rate basis	[2]	3 Month T-bill + 10 bps
Borrowings, interest rate	[2]		9.15%
Other Working Capital Borrowings BRL [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]		BRL
Borrowings, interest rate basis	[2]		CDI + 1.2%
Other Working Capital Borrowings UAH [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]		UAH
Borrowings, interest rate	[2]		21.00%
Other Workings Capital Borrowings EUR [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	EUR
Borrowings, interest rate	[2]	4.44%
Pre-Shipment Credit borrowings INR [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	INR
Borrowings, interest rate basis	[2]	3 Month T-bill + 0.05%

[1]	“BRL” means Brazilian reals, “EUR” means Euro, “INR” means Indian rupees, “MXN” means Mexican pesos, “RUB” means Russian roubles and “UAH” means Ukrainian hryvnia.
[2]	“CDI” means Brazilian interbank deposit rate (Certificado de Depósito Interbancário), “Key rate” means the key interest rate published by the Central Bank of Russia, “TIIE” means the Equilibrium Inter-banking Interest Rate (Tasa de Interés Interbancaria de Equilibrio) and “T-bill” means India Treasury bill.